Income tax and deferred taxes (Details 9) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax related to other income and expense components with a charge or credit to net equity
Gain (loss) from defined benefit plans	$ 142	$ 145	$ (702)
Cash flow hedge	(14,246)	(1,001)	2,683
Amount before taxes (expense) gain [Member]
Income tax related to other income and expense components with a charge or credit to net equity
Gain (loss) from defined benefit plans	4,679	974	(3,310)
Cash flow hedge	(52,762)	(3,706)	1,908
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	(12,072)	9,784	1,152
Total	(60,155)	7,052	(250)
(Expense) income for income taxes [Member]
Income tax related to other income and expense components with a charge or credit to net equity
Gain (loss) from defined benefit plans	(142)	(145)	702
Cash flow hedge	14,246	1,001	(2,683)
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	3,818	(2,642)	(311)
Total	17,922	(1,786)	(2,292)
Amount After Taxes Expense Gain [Member]
Income tax related to other income and expense components with a charge or credit to net equity
Gain (loss) from defined benefit plans	4,537	829	(2,608)
Cash flow hedge	(38,516)	(2,705)	(775)
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	(8,254)	7,142	841
Total	$ (42,233)	$ 5,266	$ (2,542)